INCOME TAXES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Provisions for current income tax	$ 2,209,047	$ 1,799,951
Provisions/(benefits) for deferred income tax	(419,145)	131,411
Total	$ 1,789,902	$ 1,931,362